Discontinued operations (Details 1) - USD ($) $ in Millions	Oct. 03, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement [line items]
Property, plant and equipment		$ 9,458	$ 9,514	$ 10,764
Right-of-use assets		1,415	1,410	1,431
Goodwill		24,756	23,341
Intangible assets other than goodwill		26,915	26,879
Deferred tax assets		4,359	4,309
Inventories		5,723	5,913
Cash and cash equivalents		11,459	13,393	$ 7,517	$ 12,407
Deferred tax liabilities		(2,419)	(2,248)
Current and non-current lease liabilities		$ (47)	$ (51)
Net assets derecognized	$ 8,647
Discontinued operations [member]
Statement [line items]
Property, plant and equipment	1,447
Right-of-use assets	133
Goodwill	7,424
Intangible assets other than goodwill	1,481
Deferred tax assets	624
Financial and other non-current assets	142
Inventories	2,565
Trade receivables and other current assets	2,935
Cash and cash equivalents	686
Deferred tax liabilities	(270)
Current and non-current lease liabilities	(139)
Current and non-current financial debt	(3,691)
Trade payables, provisions and other liabilities	$ (4,690)